JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.6%
Aerospace & Defense — 0.9%
Lockheed Martin Corp.	2,824	1,209,011
Spirit AeroSystems Holdings, Inc., Class A	156	10,190

		1,219,201

Banks — 1.1%
Bank of Hawaii Corp.	3,388	303,565
Commerce Bancshares, Inc.	5,101	345,134
US Bancorp	16,856	897,076

		1,545,775

Beverages — 2.8%
Brown-Forman Corp., Class B	4,630	313,173
Coca-Cola Co. (The)	26,178	1,528,795
Monster Beverage Corp.*	7,328	488,045
PepsiCo, Inc.	11,815	1,677,967

		4,007,980

Chemicals — 1.6%
Air Products & Chemicals, Inc.	2,880	687,485
Celanese Corp.	3,220	333,270
CF Industries Holdings, Inc.	5,012	201,883
LyondellBasell Industries NV, Class A	4,668	363,451
NewMarket Corp.	611	268,608
PPG Industries, Inc.	3,635	435,618

		2,290,315

Construction & Materials — 0.4%
Acuity Brands, Inc.	1,368	161,246
AO Smith Corp.	2,608	111,336
Watsco, Inc.	1,514	263,315

		535,897

Electricity — 2.5%
AES Corp.	5,906	117,293
Evergy, Inc.	4,297	310,072
Exelon Corp.	13,533	644,035
Hawaiian Electric Industries, Inc.	3,535	172,897
IDACORP, Inc.	1,698	190,499
NextEra Energy, Inc.	4,192	1,124,294
NRG Energy, Inc.	8,549	315,373
PG&E Corp.*	9,324	141,818
Pinnacle West Capital Corp.	3,593	351,000
Vistra Energy Corp.	8,285	186,578

		3,553,859

Electronic & Electrical Equipment — 1.1%
Allegion plc	1,907	246,613
Keysight Technologies, Inc.*	4,171	387,861
Mettler-Toledo International, Inc.*	585	442,950
Waters Corp.*	1,784	399,241

		1,476,665

Financial Services — 7.6%
American Express Co.	8,009	1,040,129
Cboe Global Markets, Inc.	2,632	324,315
Eaton Vance Corp.	6,762	309,361
Mastercard, Inc., Class A	8,552	2,701,919
Moody’s Corp.	2,620	672,790
MSCI, Inc.	1,564	446,991
Nasdaq, Inc.	3,602	419,489
S&P Global, Inc.	3,149	924,956
SEI Investments Co.	5,342	348,619
T. Rowe Price Group, Inc.	3,237	432,237
Visa, Inc., Class A	14,445	2,874,122
Western Union Co. (The)	13,802	371,274

		10,866,202

Fixed Line Telecommunications — 1.9%
AT&T, Inc.	3,152	118,578
CenturyLink, Inc.	11,636	158,948
Verizon Communications, Inc.	40,094	2,383,187

		2,660,713

Food & Drug Retailers — 0.1%
Sprouts Farmers Market, Inc.*	5,442	85,059

Food Producers — 0.5%
Hershey Co. (The)	2,580	400,339
Hormel Foods Corp.	6,217	293,815

		694,154

Gas, Water & Multiutilities — 0.9%
Ameren Corp.	5,480	449,634
National Fuel Gas Co.	5,324	229,944
UGI Corp.	31	1,289
WEC Energy Group, Inc.	5,477	547,098

		1,227,965

General Industrials — 1.7%
3M Co.	6,419	1,018,438
Honeywell International, Inc.	7,713	1,336,046

		2,354,484

General Retailers — 6.8%
Amazon.com, Inc.*	484	972,220
Copart, Inc.*	4,807	487,718
Costco Wholesale Corp.	4,308	1,316,180
eBay, Inc.	14,335	481,083
Foot Locker, Inc.	4,844	183,927
frontdoor, Inc.*	3,314	141,110
Home Depot, Inc. (The)	10,709	2,442,723
Kohl’s Corp.	1,262	53,950
Lowe’s Cos., Inc.	6,084	707,204
O’Reilly Automotive, Inc.*	1,260	511,686
Ross Stores, Inc.	5,401	605,938
Target Corp.	6,475	717,042
TJX Cos., Inc. (The)	14,915	880,581
Tractor Supply Co.	986	91,649
Williams-Sonoma, Inc.	3,674	257,474

		9,850,485

Health Care Equipment & Services — 1.5%
Chemed Corp.	477	222,778
Edwards Lifesciences Corp.*	2,902	638,034
IDEXX Laboratories, Inc.*	1,641	444,727
ResMed, Inc.	3,052	485,176
Varian Medical Systems, Inc.*	1,466	206,076

		1,996,791

Household Goods & Home Construction — 0.9%
Church & Dwight Co., Inc.	3,243	240,695
Clorox Co. (The)	2,273	357,566
Procter & Gamble Co. (The)	5,331	664,349

		1,262,610

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Industrial Engineering — 2.2%
Allison Transmission Holdings, Inc.	6,606	291,985
Donaldson Co., Inc.	4,354	225,755
Graco, Inc.	7,096	377,152
IDEX Corp.	2,335	382,590
Illinois Tool Works, Inc.	4,322	756,264
Lincoln Electric Holdings, Inc.	2,816	251,131
Rockwell Automation, Inc.	2,386	457,301
Toro Co. (The)	4,407	352,648

		3,094,826

Industrial Metals & Mining — 0.1%
Southern Copper Corp. (Peru)	2,554	96,235

Industrial Transportation — 1.7%
CH Robinson Worldwide, Inc.	4,724	341,167
Landstar System, Inc.	2,800	310,100
Union Pacific Corp.	7,524	1,349,956
United Parcel Service, Inc., Class B	3,488	361,078

		2,362,301

Leisure Goods — 0.2%
Electronic Arts, Inc.*	1,003	108,244
Take-Two Interactive Software, Inc.*	994	123,892

		232,136

Life Insurance — 0.7%
Aflac, Inc.	11,238	579,544
Globe Life, Inc.	3,586	373,876

		953,420

Media — 1.2%
Cable One, Inc.	134	228,340
Dolby Laboratories, Inc., Class A	3,980	275,973
FactSet Research Systems, Inc.	1,377	393,973
Omnicom Group, Inc.	5,072	381,972
Sirius XM Holdings, Inc.(a)	51,056	360,966

		1,641,224

Mining — 0.2%
Royal Gold, Inc.	2,527	291,413

Mobile Telecommunications — 0.0%(b)
Telephone & Data Systems, Inc.	2,256	51,166

Nonlife Insurance — 4.7%
Allstate Corp. (The)	5,239	621,031
American Financial Group, Inc.	3,134	340,948
Aon plc	3,356	739,159
Arch Capital Group Ltd.*	8,800	388,608
Arthur J Gallagher & Co.	4,518	463,411
Brown & Brown, Inc.	9,131	409,982
Chubb Ltd.	3,933	597,777
Cincinnati Financial Corp.	126	13,224
Erie Indemnity Co., Class A	1,294	215,451
Hartford Financial Services Group, Inc. (The)	4,497	266,582
Marsh & McLennan Cos., Inc.	6,893	771,051
Old Republic International Corp.	7,415	167,208
Progressive Corp. (The)	8,164	658,753
Reinsurance Group of America, Inc.	1,090	157,014
Travelers Cos., Inc. (The)	3,616	475,938
WR Berkley Corp.	4,920	361,768

		6,647,905

Oil & Gas Producers — 3.3%
Cabot Oil & Gas Corp.	13,350	188,102
Chevron Corp.	16,751	1,794,702
ConocoPhillips	14,010	832,614
Exxon Mobil Corp.	22,439	1,393,911
Phillips 66	4,341	396,637

		4,605,966

Oil Equipment, Services & Distribution — 0.3%
Schlumberger Ltd.	12,777	428,157

Personal Goods — 2.4%
Carter’s, Inc.	1,472	156,135
Colgate-Palmolive Co.	9,332	688,515
Estee Lauder Cos., Inc. (The), Class A	2,374	463,310
Kimberly-Clark Corp.	4,262	610,489
NIKE, Inc., Class B	13,090	1,260,567
VF Corp.	3,922	325,408

		3,504,424

Pharmaceuticals & Biotechnology — 11.1%
AbbVie, Inc.	15,827	1,282,304
Amgen, Inc.	6,317	1,364,788
Biogen, Inc.*	2,443	656,801
Bio-Techne Corp.	1,139	239,156
Bristol-Myers Squibb Co.	24,901	1,567,518
Eli Lilly & Co.	9,587	1,338,729
Gilead Sciences, Inc.	13,856	875,699
Incyte Corp.*	1,476	107,851
Johnson & Johnson	19,966	2,972,338
Merck & Co., Inc.	25,021	2,137,794
Pfizer, Inc.	50,206	1,869,672
Regeneron Pharmaceuticals, Inc.*	914	308,877
Vertex Pharmaceuticals, Inc.*	3,438	780,598
Zoetis, Inc.	620	83,210

		15,585,335

Real Estate Investment Trusts — 4.8%
AGNC Investment Corp.	15,513	288,387
American Tower Corp.	4,965	1,150,589
Apartment Investment & Management Co., Class A	3,464	182,587
Brookfield Property REIT, Inc., Class A	4,562	84,215
Camden Property Trust	1,789	201,137
Chimera Investment Corp.	15,070	319,484
Equity Commonwealth	2,498	81,909
Equity LifeStyle Properties, Inc.	5,192	377,718
Equity Residential	3,800	315,704
Extra Space Storage, Inc.	3,371	373,102
Federal Realty Investment Trust	1,736	217,035
Gaming and Leisure Properties, Inc.	8,290	391,744
Lamar Advertising Co., Class A	3,245	301,169
Life Storage, Inc.	1,345	152,227
MFA Financial, Inc.	22,948	178,994
New Residential Investment Corp.	12,004	200,947
Public Storage	2,574	575,958
Simon Property Group, Inc.	4,450	592,518
Starwood Property Trust, Inc.	13,519	346,898
Vornado Realty Trust	5,734	377,125

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
COMMON STOCKS — continued
Real Estate Investment Trusts — continued
Weingarten Realty Investors	3,638	105,866

		6,815,313

Software & Computer Services — 14.2%
Adobe, Inc.*	4,991	1,752,540
Akamai Technologies, Inc.*	4,330	404,205
Alphabet, Inc., Class A*	2,023	2,898,514
Arista Networks, Inc.*	1,914	427,473
Aspen Technology, Inc.*	2,560	304,589
Cadence Design Systems, Inc.*	6,236	449,678
Cerner Corp.	5,606	402,679
Citrix Systems, Inc.	3,498	424,028
Cognizant Technology Solutions Corp., Class A	7,323	449,486
EPAM Systems, Inc.*	1,123	256,201
Facebook, Inc., Class A*	12,995	2,623,821
International Business Machines Corp.	9,656	1,387,857
Intuit, Inc.	3,195	895,814
Manhattan Associates, Inc.*	3,720	317,911
Match Group, Inc.*(a)	2,369	185,303
Microsoft Corp.	18,131	3,086,440
Oracle Corp.	22,521	1,181,226
Palo Alto Networks, Inc.*	1,813	425,656
Paycom Software, Inc.*	972	309,252
Premier, Inc., Class A*	8,252	286,922
Proofpoint, Inc.*	2,778	341,166
Veeva Systems, Inc., Class A*	2,787	408,602
VeriSign, Inc.*	2,195	456,867
VMware, Inc., Class A*	2,064	305,596

		19,981,826

Support Services — 4.8%
Accenture plc, Class A	6,838	1,403,226
Automatic Data Processing, Inc.	5,287	906,139
Broadridge Financial Solutions, Inc.	2,797	333,262
Cintas Corp.	1,786	498,241
Euronet Worldwide, Inc.*	1,457	229,681
Jack Henry & Associates, Inc.	2,205	329,736
MSC Industrial Direct Co., Inc., Class A	2,786	189,643
Paychex, Inc.	5,654	484,944
PayPal Holdings, Inc.*	9,239	1,052,230
Robert Half International, Inc.	5,711	332,209
Verisk Analytics, Inc.	3,230	524,778
WW Grainger, Inc.	1,078	326,278

		6,610,367

Technology Hardware & Equipment — 9.2%
Analog Devices, Inc.	4,109	450,963
Apple, Inc.	10,271	3,178,977
Cisco Systems, Inc.	42,847	1,969,676
Intel Corp.	36,618	2,340,989
Lam Research Corp.	2,266	675,744
Maxim Integrated Products, Inc.	7,151	429,918
NetApp, Inc.	2,003	106,960
NVIDIA Corp.	5,680	1,342,922
Qorvo, Inc.*	2,768	293,020
QUALCOMM, Inc.	1,265	107,917
Teradyne, Inc.	5,819	383,996
Texas Instruments, Inc.	10,335	1,246,918
Ubiquiti, Inc.	1,145	187,116
Xilinx, Inc.	4,227	357,097

		13,072,213

Tobacco — 1.0%
Altria Group, Inc.	17,108	813,143
Philip Morris International, Inc.	8,024	663,585

		1,476,728

Travel & Leisure — 5.2%
Booking Holdings, Inc.*	504	922,597
Choice Hotels International, Inc.	987	98,897
Darden Restaurants, Inc.	3,371	392,486
Expedia Group, Inc.	3,011	326,543
Hilton Worldwide Holdings, Inc.	5,005	539,539
Las Vegas Sands Corp.	7,296	476,502
Marriott International, Inc., Class A	4,311	603,799
McDonald’s Corp.	6,716	1,437,022
Six Flags Entertainment Corp.	3,976	151,605
Southwest Airlines Co.	8,820	484,924
Starbucks Corp.	13,350	1,132,480
TripAdvisor, Inc.	5,573	152,254
Vail Resorts, Inc.	747	175,179
Yum! Brands, Inc.	5,323	563,014

		7,456,841

TOTAL COMMON STOCKS (Cost $127,915,973)		140,535,951

SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(c)(d) (Cost $332,588)	332,588	332,588

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(c)(d)(Cost $497,181)	497,181	497,181
TOTAL SHORT-TERM INVESTMENTS (Cost $829,769)		829,769

Total Investments — 100.2% (Cost $128,745,742)		141,365,720
Liabilities in Excess of Other Assets — (0.2%)		(343,718)

Net Assets — 100.0%		141,022,002

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is $468,789.

JPMorgan U.S. Quality Factor ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Micro E-mini S&P 500 Index	29	03/2020	USD	467,263	1,319

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$141,365,720	$—	$—	$141,365,720

Appreciation in Other Financial Instruments
Futures Contracts(a)	$1,319	$—	$—	$1,319

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	$946,322	$2,734,337	$3,183,478	$—	$—	$497,181	497,181	$2,986	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 1.46%(a)(b)	260,405	1,465,970	1,393,787	—	—	332,588	332,588	1,280	—

Total	$1,206,727	$4,200,307	$4,577,265	$—	$—	$829,769		$4,266	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.